UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (100.8%)(a)
	Shares	Value

Aerospace and defense (1.3%)

Honeywell International, Inc.	21,700	$1,635,095

Precision Castparts Corp.	5,400	1,023,948

		2,659,043
Airlines (0.9%)

Japan Airlines Co., Ltd. (Japan)(NON)	40,100	1,867,940

		1,867,940
Auto components (0.8%)

Johnson Controls, Inc.	46,900	1,644,783

		1,644,783
Automobiles (2.7%)

Nissan Motor Co., Ltd. (Japan)	312,700	3,012,895

Toyota Motor Corp. (Japan)	20,400	1,045,626

Winnebago Industries, Inc.(NON)	39,143	807,912

Yamaha Motor Co., Ltd. (Japan)	67,500	907,792

		5,774,225
Beverages (0.9%)

Pernod-Ricard SA (France)	15,406	1,919,722

		1,919,722
Biotechnology (0.7%)

Celgene Corp.(NON)	12,700	1,472,057

		1,472,057
Building products (1.6%)

Fortune Brands Home & Security, Inc.(NON)	30,000	1,122,900

Masco Corp.	62,300	1,261,575

Owens Corning, Inc.(NON)	24,300	958,149

		3,342,624
Capital markets (2.2%)

Blackstone Group LP (The)	72,609	1,436,206

Charles Schwab Corp. (The)	95,800	1,694,702

Morgan Stanley	73,600	1,617,728

		4,748,636
Chemicals (5.5%)

Airgas, Inc.(S)	11,100	1,100,676

Axiall Corp.	17,800	1,106,448

Monsanto Co.	51,100	5,397,693

Nitto Denko Corp. (Japan)	17,900	1,070,558

Sherwin-Williams Co. (The)	5,600	945,784

Tronox, Ltd. Class A	56,700	1,123,227

Zeon Corp. (Japan)	94,000	978,595

		11,722,981
Commercial banks (7.1%)

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	167,426	1,451,442

Banco Popular Espanol SA (Spain)	1,513,840	1,121,619

Bank of Ireland (Ireland)(NON)	5,756,769	1,136,415

Barclays PLC (United Kingdom)	491,814	2,175,725

Credit Agricole SA (France)(NON)	74,259	611,684

Erste Group Bank AG (Czech Republic)(NON)	44,233	1,232,093

Grupo Financiero Banorte SAB de CV (Mexico)	182,700	1,464,535

Regions Financial Corp.	170,400	1,395,576

Sberbank of Russia ADR (Russia)(S)	132,268	1,695,676

Societe Generale SA (France)(NON)	25,358	833,108

UniCredit SpA (Italy)(NON)	223,182	952,666

Zions Bancorp.(S)	43,100	1,077,069

		15,147,608
Commercial services and supplies (0.6%)

Regus PLC (United Kingdom)	513,144	1,237,378

		1,237,378
Communications equipment (1.2%)

Polycom, Inc.(NON)	89,534	992,037

Qualcomm, Inc.	24,500	1,640,275

		2,632,312
Computers and peripherals (4.1%)

Apple, Inc.	6,761	2,992,621

Gemalto NV (Netherlands)	16,732	1,459,531

Pegatron Corp. (Taiwan)(NON)	624,000	955,746

SanDisk Corp.(NON)	37,600	2,068,000

Toshiba Corp. (Japan)	253,000	1,279,312

		8,755,210
Construction materials (0.7%)

HeidelbergCement AG (Germany)	20,512	1,474,004

		1,474,004
Consumer finance (0.8%)

Discover Financial Services	40,000	1,793,600

		1,793,600
Containers and packaging (0.8%)

MeadWestvaco Corp.	45,000	1,633,500

		1,633,500
Diversified financial services (6.2%)

Bank of America Corp.	335,200	4,082,736

CME Group, Inc.	35,100	2,154,789

ING Groep NV GDR (Netherlands)(NON)	212,109	1,505,466

JPMorgan Chase & Co.	93,500	4,437,510

ORIX Corp. (Japan)	79,900	1,015,142

		13,195,643
Diversified telecommunication services (1.0%)

CenturyLink, Inc.	25,100	881,763

TalkTalk Telecom Group PLC (United Kingdom)	221,515	916,846

Telecom Italia SpA (Italy)	505,084	356,741

		2,155,350
Electrical equipment (0.2%)

HellermannTyton Group PLC (United Kingdom)(NON)	148,871	456,928

		456,928
Electronic equipment, instruments, and components (0.4%)

Hon Hai Precision Industry Co., Ltd. (Taiwan)	313,200	866,203

		866,203
Energy equipment and services (3.0%)

Ezion Holdings, Ltd. (Singapore)	806,000	1,414,080

Halliburton Co.	41,400	1,672,974

Oceaneering International, Inc.	16,640	1,105,062

Oil States International, Inc.(NON)	12,800	1,044,096

Petrofac, Ltd. (United Kingdom)	51,380	1,118,733

		6,354,945
Food products (0.7%)

Nestle SA (Switzerland)	21,013	1,519,585

		1,519,585
Health-care equipment and supplies (1.3%)

Covidien PLC	23,600	1,601,024

St. Jude Medical, Inc.(S)	29,100	1,176,804

		2,777,828
Health-care providers and services (4.3%)

Aetna, Inc.	34,900	1,784,088

Brookdale Senior Living, Inc.(NON)(S)	45,700	1,274,116

Capital Senior Living Corp.(NON)	67,802	1,792,007

Catamaran Corp.(NON)	19,500	1,034,085

Emeritus Corp.(NON)	52,454	1,457,697

UnitedHealth Group, Inc.	29,700	1,699,137

		9,041,130
Hotels, restaurants, and leisure (2.5%)

Compass Group PLC (United Kingdom)	208,272	2,659,836

Home Inns & Hotels Management, Inc. ADR (China)(NON)(S)	9,475	282,260

Thomas Cook Group PLC (United Kingdom)(NON)(S)	755,321	1,289,984

TUI Travel PLC (United Kingdom)	221,585	1,096,254

		5,328,334
Household durables (5.0%)

Alpine Electronics, Inc. (Japan)	94,900	907,314

Lennar Corp. Class A	23,600	978,928

Persimmon PLC (United Kingdom)	75,757	1,230,515

PulteGroup, Inc.(NON)	67,900	1,374,296

Standard Pacific Corp.(NON)	221,642	1,914,987

Taylor Wimpey PLC (United Kingdom)	797,429	1,101,393

Techtronic Industries Co. (Hong Kong)	839,000	2,054,376

Coway Co., Ltd. (South Korea)	21,910	972,815

		10,534,624
Independent power producers and energy traders (0.6%)

NRG Energy, Inc.	46,800	1,239,732

		1,239,732
Insurance (6.2%)

Admiral Group PLC (United Kingdom)	66,030	1,336,386

American International Group, Inc.(NON)	44,467	1,726,209

Aon PLC	24,400	1,500,600

Assured Guaranty, Ltd.	84,100	1,733,301

Genworth Financial, Inc. Class A(NON)	133,100	1,331,000

Marsh & McLennan Cos., Inc.	47,700	1,811,169

Porto Seguro SA (Brazil)	91,000	1,271,276

Prudential PLC (United Kingdom)	148,024	2,395,345

		13,105,286
Internet and catalog retail (0.5%)

HomeAway, Inc.(NON)	34,900	1,134,250

		1,134,250
Internet software and services (3.4%)

eBay, Inc.(NON)	20,400	1,106,088

Google, Inc. Class A(NON)	3,057	2,427,350

Telecity Group PLC (United Kingdom)	88,554	1,215,690

Yahoo!, Inc.(NON)	54,100	1,272,973

Yandex NV Class A (Russia)(NON)	51,160	1,182,819

		7,204,920
IT Services (1.7%)

Computer Sciences Corp.(S)	19,400	955,062

Visa, Inc. Class A(S)	16,000	2,717,440

		3,672,502
Leisure equipment and products (0.6%)

Brunswick Corp.(S)	38,100	1,303,782

		1,303,782
Machinery (0.5%)

Volvo AB Class B (Sweden)	68,291	992,944

		992,944
Media (0.7%)

DISH Network Corp. Class A	38,100	1,443,990

		1,443,990
Metals and mining (0.4%)

Iluka Resources, Ltd. (Australia)(S)	83,332	814,807

		814,807
Multiline retail (0.6%)

Mitra Adiperkasa Tbk PT (Indonesia)	1,264,500	1,186,071

		1,186,071
Oil, gas, and consumable fuels (7.8%)

BG Group PLC (United Kingdom)	234,787	4,027,674

Cabot Oil & Gas Corp.	16,800	1,135,848

Cairn Energy PLC (United Kingdom)(NON)	190,435	791,390

EXCO Resources, Inc.	114,100	813,533

Marathon Oil Corp.	53,900	1,817,508

Noble Energy, Inc.	17,900	2,070,314

Origin Energy, Ltd. (Australia)	91,819	1,273,761

Royal Dutch Shell PLC Class A (United Kingdom)	109,737	3,543,388

Southwestern Energy Co.(NON)	25,818	961,979

		16,435,395
Paper and forest products (0.3%)

Boise Cascade Co.(NON)	19,466	660,676

		660,676
Pharmaceuticals (3.7%)

Astellas Pharma, Inc. (Japan)	30,500	1,639,454

Pfizer, Inc.	62,703	1,809,609

Sanofi (France)	34,739	3,529,910

Zoetis Inc.(NON)	25,606	855,240

		7,834,213
Real estate management and development (2.9%)

BR Malls Participacoes SA (Brazil)	103,600	1,296,057

BR Properties SA (Brazil)	84,700	942,252

CBRE Group, Inc. Class A(NON)	48,300	1,219,575

Forestar Group, Inc.(NON)(S)	68,461	1,496,557

Iguatemi Empresa de Shopping Centers SA (Brazil)	100,700	1,268,249

		6,222,690
Semiconductors and semiconductor equipment (3.4%)

Micron Technology, Inc.(NON)	158,100	1,577,838

NXP Semiconductor NV(NON)	38,400	1,161,984

Samsung Electronics Co., Ltd. (South Korea)	1,570	2,130,775

SK Hynix, Inc. (South Korea)(NON)	51,150	1,344,722

Sumco Corp. (Japan)(NON)	90,300	1,016,816

		7,232,135
Software (1.0%)

Fidessa Group PLC (United Kingdom)	36,125	1,067,613

Nintendo Co., Ltd. (Japan)	9,800	1,056,674

		2,124,287
Specialty retail (3.8%)

Home Depot, Inc. (The)	25,800	1,800,324

Industria de Diseno Textil (Inditex) SA (Spain)	15,035	1,992,790

Lowe's Cos., Inc.	69,400	2,631,648

Tile Shop Holdings, Inc.(NON)(S)	73,249	1,538,961

		7,963,723
Thrifts and mortgage finance (0.7%)

Radian Group, Inc.	139,100	1,489,761

		1,489,761
Tobacco (3.9%)

Japan Tobacco, Inc. (Japan)	172,900	5,519,356

Philip Morris International, Inc.	30,200	2,799,842

		8,319,198
Trading companies and distributors (0.6%)

W.W. Grainger, Inc.	5,400	1,214,892

		1,214,892
Water utilities (0.5%)

United Utilities Group PLC (United Kingdom)	95,035	1,023,080

		1,023,080
Wireless telecommunication services (0.5%)

Softbank Corp. (Japan)	25,200	1,156,467

		1,156,467

Total common stocks (cost $181,378,184)		$213,830,994

SHORT-TERM INVESTMENTS (5.3%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	9,954,145	$9,954,145

SSgA Prime Money Market Fund 0.02%(P)	370,000	370,000

U.S. Treasury Bills with an effective yield of 0.18%, May 2, 2013(SEGSF)	$62,000	61,991

U.S. Treasury Bills with an effective yield of 0.17%, May 30, 2013(SEGSF)	280,000	279,921

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014(SEGSF)	208,000	207,729

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, March 6, 2014(SEGSF)	330,000	329,569

Total short-term investments (cost $11,203,355)		$11,203,355

TOTAL INVESTMENTS

Total investments (cost $192,581,539)(b)		$225,034,349

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $96,587,787) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/17/13	$2,595,266	$2,585,206	$(10,060)
	British Pound	Sell	6/19/13	986,033	973,021	(13,012)
	Canadian Dollar	Buy	4/17/13	338,419	343,450	(5,031)
Barclays Bank PLC
	British Pound	Sell	6/19/13	1,998,645	1,974,969	(23,676)
	Euro	Sell	6/19/13	54,124	54,883	759
	Hong Kong Dollar	Buy	5/15/13	1,153,904	1,155,624	(1,720)
	Norwegian Krone	Sell	6/19/13	1,426,517	1,442,461	15,944
	Singapore Dollar	Buy	5/15/13	980,072	981,469	(1,397)
	Swedish Krona	Buy	6/19/13	613,299	618,604	(5,305)
	Swiss Franc	Buy	6/19/13	3,093,861	3,109,831	(15,970)
Citibank, N.A.
	Australian Dollar	Buy	4/17/13	2,372,901	2,363,748	9,153
	British Pound	Sell	6/19/13	201,247	198,848	(2,399)
	Canadian Dollar	Sell	4/17/13	354,065	359,721	5,656
	Danish Krone	Buy	6/19/13	759,760	771,198	(11,438)
	Euro	Buy	6/19/13	7,101,924	7,175,258	(73,334)
	Singapore Dollar	Sell	5/15/13	492,011	492,920	909
Credit Suisse International
	Australian Dollar	Buy	4/17/13	1,190,351	1,185,645	4,706
	British Pound	Sell	6/19/13	2,129,265	2,103,971	(25,294)
	Canadian Dollar	Buy	4/17/13	896,775	911,437	(14,662)
	Euro	Buy	6/19/13	1,804,691	1,829,905	(25,214)
	Japanese Yen	Buy	5/15/13	474,585	480,919	(6,334)
	Norwegian Krone	Buy	6/19/13	2,621,653	2,650,279	(28,626)
	Swiss Franc	Buy	6/19/13	2,143,064	2,154,255	(11,191)
Deutsche Bank AG
	Australian Dollar	Sell	4/17/13	3,307,501	3,294,361	(13,140)
	British Pound	Sell	6/19/13	723,728	715,084	(8,644)
	Canadian Dollar	Buy	4/17/13	1,253,399	1,273,827	(20,428)
	Euro	Buy	6/19/13	2,711,205	2,749,402	(38,197)
Goldman Sachs International
	Australian Dollar	Buy	4/17/13	99,014	98,627	387
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/17/13	3,867,678	3,853,280	(14,398)
	British Pound	Buy	6/19/13	2,535,252	2,504,418	30,834
	Euro	Sell	6/19/13	3,195,244	3,238,765	43,521
	Norwegian Krone	Buy	6/19/13	2,106,318	2,128,821	(22,503)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/17/13	5,772,239	5,749,974	22,265
	Canadian Dollar	Sell	4/17/13	1,359,087	1,381,086	21,999
	Euro	Sell	6/19/13	3,606,689	3,657,263	50,574
	Japanese Yen	Sell	5/15/13	479,955	488,778	8,823
	Norwegian Krone	Sell	6/19/13	3,692,078	3,732,221	40,143
	Swedish Krona	Buy	6/19/13	280,505	282,811	(2,306)
	Swiss Franc	Sell	6/19/13	2,041,309	2,051,828	10,519
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/17/13	1,550,420	1,544,514	5,906
State Street Bank and Trust Co.
	Canadian Dollar	Buy	4/17/13	1,673,397	1,700,194	(26,797)
	Euro	Buy	6/19/13	354,115	358,971	(4,856)
	Israeli Shekel	Buy	4/17/13	582,371	571,941	10,430
	Norwegian Krone	Sell	6/19/13	853,998	863,530	9,532
	Swedish Krona	Buy	6/19/13	811,624	818,151	(6,527)
UBS AG
	British Pound	Sell	6/19/13	1,552,105	1,538,751	(13,354)
	Canadian Dollar	Buy	4/17/13	802,010	814,760	(12,750)
	Euro	Sell	6/19/13	206,877	206,214	(663)
	Norwegian Krone	Buy	6/19/13	2,197,675	2,221,795	(24,120)
	Swiss Franc	Buy	6/19/13	3,058,326	3,073,604	(15,278)
WestPac Banking Corp.
	Australian Dollar	Buy	4/17/13	1,490,721	1,484,892	5,829
	British Pound	Sell	6/19/13	3,008,980	2,972,938	(36,042)
	Canadian Dollar	Buy	4/17/13	1,427,283	1,450,320	(23,037)
	Euro	Sell	6/19/13	1,715,938	1,740,053	24,115
	Japanese Yen	Sell	5/15/13	2,077,967	2,108,991	31,024

Total						$(204,675)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $212,139,912.
(b)	The aggregate identified cost on a tax basis is $194,356,842, resulting in gross unrealized appreciation and depreciation of $34,966,877 and $4,289,370, respectively, or net unrealized appreciation of $30,677,507.
(NON)	Non-income-producing security.
	Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$3,928,047	$10,482,549	$14,410,596	$369	$—
	Putnam Short Term Investment Fund *	—	2,721,054	2,721,054	7	—
	Totals	$3,928,047	$13,203,603	$17,131,650	$376	$—
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $9,675,006. Certain of these securities were sold prior to the close of the reporting period.
	The fund received cash collateral of $9,954,145, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,223,063 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	55.4%
	United Kingdom	13.3
	Japan	10.5
	France	3.2
	Brazil	2.2
	Spain	2.1
	South Korea	2.1
	Netherlands	1.4
	Russia	1.3
	Australia	1.0
	Hong Kong	1.0
	Taiwan	0.8
	Switzerland	0.7
	Germany	0.7
	Mexico	0.7
	Singapore	0.7
	Italy	0.6
	Czech Republic	0.6
	Indonesia	0.6
	Ireland	0.5
	Sweden	0.5
	China	0.1

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $402,328 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $264,751.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$27,272,519	$9,041,263	$—
Consumer staples	6,239,149	5,519,356	—
Energy	20,102,499	2,687,841	—
Financials	54,688,082	1,015,142	—
Health care	19,485,774	1,639,454	—
Industrials	9,903,809	1,867,940	—
Information technology	25,116,633	7,370,936	—
Materials	13,442,008	2,863,960	—
Telecommunication services	2,155,350	1,156,467	—
Utilities	2,262,812	—	—
Total common stocks	180,668,635	33,162,359	—
Short-term investments	370,000	10,833,355	—

Totals by level	$181,038,635	$43,995,714	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(204,675)	$—

Totals by level	$—	$(204,675)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$353,028	$557,703

Total	$353,028	$557,703

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$107,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013